Organization and Basis of Presentation (Details 2)	6 Months Ended
Jun. 30, 2024 shares
Previously Reported [Member]
Common stock options	3,796,725
Common stock warrants	8,528,766
Impact of Reverse Stock Split [Member]
Common stock options	(3,670,168)
Common stock warrants	(8,244,474)
As Revised [Member]
Common stock options	126,557
Common stock warrants	284,292